Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 206,762	$ 160,221
Restricted cash – current (note 15a)	8,358	53,689
Accounts receivable, including non-trade of $5,411 (2019 – $10,688)	7,631	13,460
Prepaid expenses	9,259	6,796
Current portion of derivative assets (note 13)	0	355
Less current portion	13,969	273,986
Current portion of advances to equity-accounted joint ventures, net (notes 3b and 7)	10,991	0
Advances to affiliates (note 12b)	4,924	5,143
Other current assets	237	238
Total current assets	262,131	513,888
Restricted cash – long-term (note 15a)	42,823	39,381
Vessels and equipment
Operating lease right-of-use assets (notes 2 and 5b)	20,750	34,157
Property, Plant and Equipment [Roll Forward]	2,895,919	3,061,499
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,220,355	1,335,397
Finance Lease, Right-of-Use Asset	1,654,814	1,691,945
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,056,792	1,155,316
Net investments in direct financing and sales-type leases, net	500,101	544,823
Other assets	22,382	14,738
Derivative assets (note 13)	4,505	1,834
Intangible Assets, Net (Excluding Goodwill)	34,510	43,366
Goodwill (note 8)	34,841	34,841
Total assets	4,854,004	5,409,686
Current
Accounts payable	4,883	5,094
Accrued liabilities (notes 9, 13 and 18)	81,706	76,752
Unearned revenue (notes 6 and 14c)	30,254	28,759
Current portion of long-term debt (note 10)	250,508	393,065
Current obligations related to finance leases (note 5a)	71,932	69,982
Current portion of operating lease liabilities (notes 2 and 5b)	14,003	13,407
Current portion of derivative liabilities (note 13)	56,925	38,458
Advances from affiliates (note 12b)	11,047	7,003
Total current liabilities	521,258	632,520
Long-term debt (note 10)	1,221,705	1,438,331
Long-term obligations related to finance leases (note 5a)	1,268,990	1,340,922
Long-term operating lease liabilities (notes 2 and 5b)	6,747	20,750
Other long-term liabilities (notes 3b, 7a and 14c)	56,063	49,182
Derivative liabilities (note 13)	32,971	51,006
Total liabilities	3,107,734	3,532,711
Equity
Limited partners - common units (Unlimited units authorized; 87.0 million units and 77.5 million units issued and outstanding at December 31, 2020 and 2019, respectively)	1,465,408	1,543,598
Limited partners - preferred units (11.9 million units authorized; 11.8 million units issued and outstanding at December 31, 2020 and 2019)	285,159	285,159
General partner	46,182	50,241
Accumulated other comprehensive loss	(103,836)	(57,312)
Partners' equity	1,692,913	1,821,686
Non-controlling interest	53,357	55,289
Total equity	1,746,270	1,876,975
Total liabilities and total equity	$ 4,854,004	$ 5,409,686